GOODWILL AND OTHER INTANGIBLE ASSETS, Changes in Other Intangible Assets (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Intangibles [Roll Forward]
Other intangibles, beginning balance		$ 62,660,000
Acquisition of agent locations		639,689
Amortization expense		(14,558,657)
Other intangibles, ending balance	$ 62,660,000	48,741,032
Predecessor Company [Member]
Other Intangibles [Roll Forward]
Other intangibles, beginning balance	6,347,634	$ 6,116,971	$ 6,933,785	$ 8,119,749
Acquisition of agent locations			342,876
Amortization expense	(230,663)		(928,945)	(1,184,897)
Effect of exchange rate changes			(82)	(1,067)
Other intangibles, ending balance	$ 6,116,971		$ 6,347,634	$ 6,933,785